Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 8,279	$ 7,744	$ 8,203
Unrecognized cost for unvested restricted shares	$ 17,021	$ 17,698
Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 8 months 15 days